SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings (Loss) Per Share (Details) [Line Items]
Net income	$ 164,865	$ 332,078	$ 783,344	$ (156,520)
Less: Subsequent measurement and accretion of redeemable ordinary shares to redemption value	(768,510)	(1,970,381)	(8,325,399)	0
Net loss including accretion of redeemable ordinary shares to redemption value	(603,645)	(1,638,303)	$ (7,542,055)	$ (156,520)
Redeemable Ordinary Shares
Numerators:
Allocation of net loss	(389,666)	(1,227,456)
Subsequent measurement and accretion of redeemable ordinary shares to redemption value	768,510	1,970,381
Allocation of net income (loss)	$ 378,844	$ 742,925
Denominators:
Weighted-average ordinary shares outstanding (in Shares)	3,475,198	5,691,280	1,907,508	1,250,000
Basic and diluted earnings (loss) per share (in Dollars per share)	$ 0.11	$ 0.13	$ (0.99)	$ (0.13)
Diluted earnings (loss) per share (in Dollars per share)	$ 0.11	$ 0.13	$ (0.99)	$ (0.13)
Non-Redeemable Ordinary Shares [Member]
Numerators:
Allocation of net loss	$ (213,979)	$ (410,847)
Subsequent measurement and accretion of redeemable ordinary shares to redemption value	0	0
Allocation of net income (loss)	$ (213,979)	$ (410,847)
Denominators:
Weighted-average ordinary shares outstanding (in Shares)	1,908,348	1,904,952	5,735,481	0
Basic and diluted earnings (loss) per share (in Dollars per share)	$ (0.11)	$ (0.22)	$ 0.46	$ 0
Diluted earnings (loss) per share (in Dollars per share)	$ (0.11)	$ (0.22)	$ 0.46	$ 0